Leases - Lease Income Under Cottonwood Sale Leaseback (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Fixed payments			$ 36,667
Variable payments			20,415
Amortization of deferred lease liability			8,438
Total lease income			$ 65,520
Cleco Cajun
Lessor, Lease, Description [Line Items]
Fixed payments	$ 10,000	$ 6,667
Variable payments	5,566	3,151
Amortization of deferred lease liability	2,302	1,440
Total lease income	$ 17,868	$ 11,258